PREPAID EXPENSES AND OTHER - 10K (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Prepaid Expenses and Other [Abstract]
Prepaid expenses		$ 18.2		$ 17.3
Other		35.1		27.3
Prepaid expenses and other	$ 74.3	$ 53.3	[1]	$ 44.6

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.